GOING CONCERN	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
GOING CONCERN
GOING CONCERN

NOTE 3 – GOING CONCERN

As reflected in the accompanying condensed consolidated financial statements, the Company has only recently begun generating revenues as a result of the TAG transaction on September 17, 2024 and has an accumulated deficit of $10,689,228 at March 31, 2025.  The Company generated a consolidated net profit after non-controlling interest for the three months ended December 31, 2024 of $34,791 and generated a consolidated net loss after non-controlling interest for six month periods ended March 31, 2025 of $255,118, and until the Company can demonstrate the ability to consistently generate net income and cash flows sufficient to support operating activities, substantial doubt about our ability to continue as a going concern will remain.

The financial statements have been prepared assuming that the Company will continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 3 – GOING CONCERN

As reflected in the accompanying consolidated financial statements, the Company only began generating revenue with the TAG transaction on September 17, 2024 (see Note 4 – Merger Transaction) and has an accumulated deficit of $9,950,869 at September 30, 2024. Further, the Company had a net loss of $20,426 and $399,918 for the years ended September 30, 2024 and 2023, respectively. These factors raise substantial doubt about our ability to continue as a going concern.

The financial statements have been prepared assuming that the Company will continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.